Net Loss Per Share	12 Months Ended
Dec. 31, 2022
Net Loss Per Share
17. NET LOSS PER SHARE
As a result of the Business Combination (see Note 3), the Company has retroactively adjusted the weighted average shares outstanding prior to March 2, 2022 to give effect to the Exchange Ratio used to determine the number of shares of Common Stock into which they were converted.

The following table sets forth the computation of basic and diluted net loss per share of Common Stock for the year ended December 31, 2022 and 11 months ended December 31, 2021:

	Year Ended December 31,	11 Months ended December 31,
	2022	2021
Net loss	$(71,521)	$(38,241)
Basic and diluted shares
Weighted-average Class A Common Stock outstanding	102,300,852	23,337,127
Loss per share for Class A Common Stock
— Basic	$(0.70)	$(1.64)
— Diluted	$(0.70)	$(1.64)
There
are 3,059,273 shares of contingently
issuable
Common Stock pursuant to the
earn-out
arrangement that were not included in the computation of basic net loss per share since the contingencies for the issuance of these

shares have not been met as of December 31, 2022. The weighted-average common shares outstanding for the twelve months ended December 31, 2022 and December 31, 2021 include 2,541,856 and 5,116,058 weighted-average shares of warrants with an exercise price of $0.01, respectively.
The Company’s potential dilutive securities, which include stock options, restricted stock units, convertible preferred stock and warrants have been excluded from the computation of diluted net loss per share as the effect would be anti-dilutive. Therefore, the weighted average number of common shares outstanding used to calculate both basic and diluted net loss per share is the same.

The Company excluded the following potential common shares from the computation of diluted net loss per share as of December 31, 2022 and December 31, 2021:

	December 31,	December 31,
	2022	2021

Convertible Series C-1 Preferred Stock	—	23,218,320
Convertible Series C Preferred Stock	—	54,478,033
Common Stock Warrants	14,444,127	1,822,319
Stock Options	8,845,903	11,468,227
Restricted Stock Units	11,332,591	—

	34,622,621	90,986,899

(1)	The number of outstanding shares as of December 31, 2021 have been retrospectively adjusted to reflect the Exchange Ratio.
(2)	The number of outstanding warrants as of December 31, 2022 and December 31, 2021 does not include 1,340,310 and 1,608,359 shares, respectively, of Unvested Customer Warrants.